Property and Equipment - Summary of assets held for sale (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Assets Held For sale [Line Items]
Assets	$ 135,542	$ 120,006
Flight Equipment [Member]
Disclosure Of Assets Held For sale [Line Items]
Assets	129,443	91,252
Expendable Parts And Supplies [Member]
Disclosure Of Assets Held For sale [Line Items]
Assets	$ 6,099	$ 28,754